Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Kuwait ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.9%
Agility Public Warehousing Co. KSC	2,087,487	$1,697,963
Banks — 58.6%
Al Ahli Bank of Kuwait KSCP	1,733,777	1,693,971
Boubyan Bank KSCP	50,277	110,106
Burgan Bank SAK	1,919,521	1,581,745
Gulf Bank KSCP	2,752,068	2,998,135
Kuwait Finance House KSCP	8,073,918	19,720,147
Kuwait International Bank KSCP	1,860,347	1,448,179
Kuwait Projects Co. Holding KSCP(a)	3,991,046	1,175,125
National Bank of Kuwait SAKP	6,291,399	19,592,157
Warba Bank KSCP(a)	3,790,662	3,049,664
		51,369,229
Capital Markets — 3.1%
Boursa Kuwait Securities Co. KPSC	175,453	1,826,289
Noor Financial Investment Co. KSC	799,740	851,162
		2,677,451
Chemicals — 1.6%
Boubyan Petrochemicals Co. KSCP	611,198	1,366,434
Construction & Engineering — 0.8%
Combined Group Contracting Co. SAK	317,757	716,713
Consumer Finance — 1.2%
Arzan Financial Group for Financing & Investment KPSC	1,204,832	1,094,153
Diversified Consumer Services — 1.7%
Humansoft Holding Co. KSC	172,641	1,461,851
Electrical Equipment — 1.8%
Gulf Cable & Electrical Industries Co. KSCP	216,675	1,586,298
Energy Equipment & Services — 0.8%
Heavy Engineering & Ship Building Co. KSCP	242,107	708,112
Financial Services — 2.7%
A'ayan Leasing & Investment Co. KSCP	1,717,386	984,655
Alimtiaz Investment Group KSC(a)	3,381,195	330,572
National Investments Co. KSCP	1,221,974	1,093,831
		2,409,058
Food Products — 1.4%
Mezzan Holding Co. KSCC	324,715	1,183,104
Hotels, Restaurants & Leisure — 0.5%
IFA Hotels & Resorts-KPSC(a)	106,048	401,582
Independent Power and Renewable Electricity Producers — 0.7%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,334,216	621,779
Security	Shares	Value
Industrial Conglomerates — 3.6%
Arabi Group Holding KSC(a)(b)	852,199	$1,069,241
National Industries Group Holding SAK	2,720,336	2,115,311
		3,184,552
Passenger Airlines — 1.3%
Jazeera Airways Co. KSCP	230,531	1,142,701
Real Estate Management & Development — 10.0%
Commercial Real Estate Co. KSC	2,853,770	1,717,982
Kuwait Real Estate Co. KSC	1,329,093	1,630,148
Mabanee Co. KPSC	971,500	2,659,475
National Real Estate Co. KPSC(a)	3,794,199	986,628
Salhia Real Estate Co. KSCP	1,005,279	1,346,487
United Real Estate Co. SAKP(a)	664,602	455,945
		8,796,665
Specialty Retail — 1.6%
Ali Alghanim Sons Automotive Co. KSCC, NVS	370,164	1,361,696
Trading Companies & Distributors — 1.3%
Integrated Holding Co. KCSC	554,241	1,111,535
Wireless Telecommunication Services — 5.2%
Kuwait Telecommunications Co.	604,463	1,085,413
Mobile Telecommunications Co. KSCP	2,239,767	3,482,314
		4,567,727
Total Long-Term Investments — 99.8% (Cost: $72,833,604)		87,458,603
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	210,000	210,000
Total Short-Term Securities — 0.2% (Cost: $210,000)		210,000
Total Investments — 100.0% (Cost: $73,043,604)		87,668,603
Other Assets Less Liabilities — 0.0%		5,338
Net Assets — 100.0%		$87,673,941

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Kuwait ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$110,000 (a)	$—	$—	$—	$210,000	210,000	$4,829	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/20/25	$115	$4,613
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,792,250	$77,597,112	$1,069,241	$87,458,603
Short-Term Securities
Money Market Funds	210,000	—	—	210,000
	$9,002,250	$77,597,112	$1,069,241	$87,668,603
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,613	$—	$—	$4,613

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Kuwait ETF

Portfolio Abbreviation
NVS	Non-Voting Shares